Investment in Joint Ventures and Associates (Tables)	12 Months Ended
Dec. 31, 2021
Investment in Joint Ventures and Associates [Abstract]
Table of Investment in Joint Ventures and Associates

	December 31, 2021	December 31, 2020
Rombo Cía. Financiera S.A.	776,230	1,142,853
BBVA Consolidar Seguros S.A.	680,317	672,261
Interbanking S.A.	319,835	249,690
Play Digital S.A. (1)	114,050	112,296
Openpay Argentina S.A.	146,685	—

TOTAL	2,037,117	2,177,100

Table of Investment in Joint Ventures and Associates - Most Significant Investments

	Rombo Compañía Financiera S.A.
	December 31, 2021	December 31, 2020
Total Assets	14,085,807	14,119,790
Total Liabilities	12,145,233	11,262,657
Losses	916,558	521,615
Equity	1,940,574	2,857,133
Ownership interest	40%	40%